Investment Strategy - AOT Growth and Innovation ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The following sentence is added to the section entitled “Principal Investment Strategies” on pages 1-2 of the Summary Prospectus and Prospectus:
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in technology companies.